ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recently Adopted Accounting Pronouncements (Details)	Jan. 01, 2019
Recently Adopted Accounting Pronouncements
Lease, Practical Expedients, Package	true
ASC Topic 842, Leases
Recently Adopted Accounting Pronouncements
Change in Accounting Principle, Accounting Standards Update, Adopted	true